QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Quarterly Financial Data

NOTE 17. QUARTERLY FINANCIAL DATA (UNAUDITED)

SEMPRA ENERGY
(In millions, except per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2013
Revenues	$2,650	$2,651	$2,551	$2,705
Expenses and other income	$2,298	$2,353	$2,119	$2,357

Net income	$178	$267	$323	$320
Earnings attributable to Sempra Energy	$178	$245	$296	$282

Basic per-share amounts(1):
Net income	$0.73	$1.10	$1.32	$1.31
Earnings attributable to Sempra Energy	$0.73	$1.00	$1.21	$1.15
Weighted average common shares outstanding	243.3	243.6	244.1	244.4

Diluted per-share amounts(1):
Net income	$0.72	$1.07	$1.29	$1.28
Earnings attributable to Sempra Energy	$0.72	$0.98	$1.19	$1.13
Weighted average common shares outstanding	247.5	248.5	249.3	249.9
2012
Revenues	$2,383	$2,089	$2,507	$2,668
Expenses and other income	$2,026	$2,141	$2,178	$2,359

Net income	$251	$74	$290	$305
Earnings attributable to Sempra Energy	$236	$62	$268	$293

Basic per-share amounts(1):
Net income	$1.04	$0.31	$1.20	$1.26
Earnings attributable to Sempra Energy	$0.98	$0.26	$1.11	$1.21
Weighted average common shares outstanding	240.6	241.1	241.7	242.0

Diluted per-share amounts(1):
Net income	$1.02	$0.30	$1.18	$1.23
Earnings attributable to Sempra Energy	$0.97	$0.25	$1.09	$1.18
Weighted average common shares outstanding	243.8	246.3	245.8	247.6
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

Revenues and Expenses and Other Income for each of the quarters in 2013 compared to 2012 were higher partly due to higher natural gas prices at SoCalGas.

Revenues and Expenses and Other Income for the third quarter of 2013 were lower compared to the first, second and fourth quarters of 2013 due to a decrease in cost of natural gas.

In the first and second quarters of 2013 compared to the same periods in 2012, increased Revenues included $68 million and $67 million, respectively, of higher authorized revenues from electric transmission at SDG&E. Also in the first and second quarters of 2013 compared to the same periods in 2012, Revenues and Expenses and Other Income included $46 million and $112 million, respectively, from higher cost of electric fuel and purchased power at SDG&E.

In the first quarter of 2013, Expenses and Other Income were favorably impacted by $74 million and Net Income and Earnings Attributable to Sempra Energy were favorably impacted by $44 million due to the sale of one 625-MW block of the 1,250-MW Mesquite Power natural gas-fired power plant, as we discuss in Note 3.

In the first quarter of 2013, Net Income and Earnings Attributable to Sempra Energy included $63 million income tax expense resulting from a corporate reorganization in connection with the IEnova stock offerings.

In the second quarter of 2013, Revenues included $131 million and Net Income and Earnings Attributable to Sempra Energy included $106 million favorable impacts from the retroactive application of the 2012 GRC for the period from January 2012 to March 2013 at the California Utilities.

In the second quarter of 2013, Expenses and Other Income were negatively impacted by $200 million and Net Income and Earnings Attributable to Sempra Energy were negatively impacted by $119 million due to the early retirement of SONGS, as we discuss in Note 13.

In the second quarter of 2012, Expenses and Other Income were negatively impacted by $300 million and Net Income and Earnings Attributable to Sempra Energy were negatively impacted by $179 million from an impairment charge to write down our investment in Rockies Express, as we discuss in Note 4. In the third quarter of 2012, Expenses and Other Income were negatively impacted by $100 million and Net Income and Earnings Attributable to Sempra Energy were negatively impacted by $60 million from an impairment to further write down our investment in Rockies Express.

In the second quarter of 2012, Net Income and Earnings Attributable to Sempra Energy were impacted by a $54 million income tax benefit primarily associated with the decision to hold life insurance contracts that are kept in support of certain benefit plans to term.

We discuss quarterly fluctuations related to SDG&E and SoCalGas below.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2013
Operating revenues	$939	$1,064	$1,063	$1,000
Operating expenses	771	939	800	774
Operating income	$168	$125	$263	$226

Net income	$81	$73	$139	$142
Losses (earnings) attributable to noncontrolling interest	11	(7)	(5)	(23)
Earnings	92	66	134	119
Call premium on preferred stock	―	―	(3)	―
Dividends on preferred stock	(1)	(1)	(2)	―
Earnings attributable to common shares	$91	$65	$129	$119
2012
Operating revenues	$834	$780	$1,092	$988
Operating expenses	656	611	822	796
Operating income	$178	$169	$270	$192

Net income	$112	$101	$188	$114
Earnings attributable to noncontrolling interest	(6)	(5)	(12)	(3)
Earnings	106	96	176	111
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$105	$95	$174	$110

Net Income and Earnings were negatively impacted by higher operating expenses due to the delay in the CPUC decision on the 2012 GRC until the second quarter of 2013.

In the first and second quarters of 2013 compared to the same periods in 2012, Operating Revenues for SDG&E included $68 million and $67 million, respectively, of higher authorized revenues from electric transmission, primarily related to placing the Sunrise Powerlink transmission line in service in June 2012.

In the first and second quarters of 2013 compared to the same periods in 2012, Operating Revenues and Operating Expenses for SDG&E included $46 million and $112 million, respectively, from higher cost of electric fuel and purchased power due to

  $19 million and $94 million, respectively, from the incremental cost of renewable energy and increased cost of other purchased power primarily due to higher prices; and

  $27 million and $18 million, respectively, of increases in the cost of power purchased to replace power scheduled to be generated and delivered to SDG&E from SONGS.

SDG&E's Operating Revenues in the second quarter of 2013 included $90 million and Net Income and Earnings included $69 million favorable impacts from the retroactive application of the 2012 GRC for the period from January 2012 to March 2013.

In the second quarter of 2013, Operating Expenses were negatively impacted by $200 million and Net Income and Earnings were negatively impacted by $119 million due to the early retirement of SONGS, as we discuss in Note 13.

In the third quarter of 2012, SDG&E's Net Income and Earnings were impacted by $33 million from a change in the income tax treatment of certain repairs expenditures that are capitalized for financial statement purposes ($22 million for the full year 2011 and $11 million for the first six months of 2012).

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2013
Operating revenues	$983	$904	$807	$1,042
Operating expenses	900	725	652	920
Operating income	$83	$179	$155	$122

Net income	$46	$119	$102	$98
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$46	$118	$102	$98
2012
Operating revenues	$880	$720	$728	$954
Operating expenses	761	625	609	867
Operating income	$119	$95	$119	$87

Net income	$66	$54	$71	$99
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$66	$53	$71	$99

Net Income and Earnings were negatively impacted by higher operating expenses due to the delay in the CPUC decision on the 2012 GRC until the second quarter of 2013.

SoCalGas' Operating Revenues and Operating Expenses for each of the quarters in 2013 compared to 2012 were higher primarily due to higher natural gas prices.

In the second quarter of 2013, Operating Revenues included $41 million and Net Income and Earnings included $37 million favorable impacts from the retroactive application of the 2012 GRC for the period from January 2012 to March 2013.

In the fourth quarter of 2013 compared to 2012, SoCalGas' Net Income and Earnings were impacted by $26 million lower income tax benefit due to a change in 2012 in the income tax treatment of certain repairs expenditures that are capitalized for financial statement purposes. This was offset by the favorable impacts in 2013 of $19 million due to higher CPUC base operating margin as a result of the 2012 GRC decision and $12 million primarily due to higher favorable resolution of prior years' tax issues.